Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Unrecognized tax benefits	$ 63	$ 54	$ 186	$ 40
Non Avis Budget Car Rental Tax Contingencies
Income Taxes [Line Items]
Unrecognized tax benefits	$ 15